MARKETABLE SECURITIES AND TERM DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable securities and term deposits
Marketable securities including restricted securities	$ 10,801	$ 18,652	$ 19,207
Less restricted marketable securities	(285)	(72)	(644)
Net marketable securities	10,516	18,580	18,563
Bankers' acceptances | Issued in Canadian currency
Marketable securities and term deposits
Marketable securities including restricted securities	285	72
Net marketable securities		72	644
Interest rate (as a percent)	1.07%	1.20%	1.15%
Commercial papers | Issued in Canadian currency
Marketable securities and term deposits
Marketable securities including restricted securities	1,141	5,026
Net marketable securities		5,026	1,081
Interest rate (as a percent)	1.03%
Commercial papers | Issued in Canadian currency | Minimum
Marketable securities and term deposits
Interest rate (as a percent)		1.01%	0.85%
Commercial papers | Issued in Canadian currency | Maximum
Marketable securities and term deposits
Interest rate (as a percent)		1.12%	1.01%
Treasury bills | Issued in Canadian currency
Marketable securities and term deposits
Marketable securities including restricted securities	1,959
Net marketable securities			2,282
Treasury bills | Issued in Canadian currency | Minimum
Marketable securities and term deposits
Interest rate (as a percent)	0.98%	0.85%
Treasury bills | Issued in Canadian currency | Maximum
Marketable securities and term deposits
Interest rate (as a percent)	1.06%	0.90%
Guaranteed investment certificates | Issued in Canadian currency
Marketable securities and term deposits
Marketable securities including restricted securities	6,228	6,518
Net marketable securities		6,518	12,840
Guaranteed investment certificates | Issued in Canadian currency | Minimum
Marketable securities and term deposits
Interest rate (as a percent)	1.15%	1.15%	1.25%
Guaranteed investment certificates | Issued in Canadian currency | Maximum
Marketable securities and term deposits
Interest rate (as a percent)	1.30%	1.35%	1.30%
Term deposit | Issued in Canadian currency
Marketable securities and term deposits
Marketable securities including restricted securities	1,188	7,036
Net marketable securities		$ 7,036	$ 2,360
Interest rate (as a percent)	1.36%
Term deposit | Issued in Canadian currency | Minimum
Marketable securities and term deposits
Interest rate (as a percent)		1.30%	1.22%
Term deposit | Issued in Canadian currency | Maximum
Marketable securities and term deposits
Interest rate (as a percent)		1.33%	1.30%